Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables
Schedule of trade and other payables

	2025	2024
	$m	$m
Current liabilities
Trade payables	3,820	3,640
Value-added and payroll taxes and social security	580	401
Rebates, chargebacks, returns and other revenue accruals	9,681	7,805
Clinical trial accruals	1,780	1,419
Other accruals	7,258	6,463
Collaboration Revenue contract liabilities	–	7
Vaccine contract liabilities	142	119
Deferred government grant income	2	–
Contingent consideration	346	1,170
Other payables	1,671	1,441
Total	25,280	22,465
Non-current liabilities
Accruals	85	65
Deferred government grant income	55	–
Contingent consideration	204	581
Other payables	2,035	1,124
Total	2,379	1,770

Schedule of contingent consideration

	2025	2024	2023
	$m	$m	$m
At 1 January	1,751	2,137	2,222
Additions through business combinations	–	198	60
Settlements	(1,164)	(1,008)	(826)
Revaluations	(97)	311	549
Discount unwind (Note 4)	60	113	132
At 31 December	550	1,751	2,137

Schedule of maximum development and sales milestones payable under outstanding contingent consideration

		Nature of	Maximum future milestones
Acquisitions	Year	contingent consideration	$m
Spirogen Sarl	2013	Milestones	171
Amplimmune, Inc.	2013	Milestones	150
Almirall, S.A.	2014	Milestones and royalties	345
Fusion Pharmaceuticals, Inc.	2024	Milestones	304
Gracell Biotechnologies, Inc.	2024	Milestones	149